UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-7686

Salomon Brothers Emerging Markets Income Fund II Inc.

(Exact name of registrant as specified in charter)

     125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

     Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-725-6666

     Date of fiscal year end: May 31
Date of reporting period: February 28, 2006

ITEM 1.	SCHEDULE OF INVESTMENTS

SALOMON BROTHERS EMERGING
MARKETS INCOME FUND II INC.

     FORM N-Q
FEBRUARY 28, 2006

Salomon Brothers Emerging Markets Income Fund II Inc.

Schedule of Investments (unaudited)
February 28, 2006

Face
Amount†		Security(a)	Value

SOVEREIGN BONDS — 87.5%
Argentina — 4.6%
		Republic of Argentina:
2,000,000	DEM	10.250% due 2/6/03 (b)	$411,437
1,000,000	DEM	9.000% due 9/19/03 (b)	192,766
3,000,000	DEM	7.000% due 3/18/04 (b)	594,298
3,875,000	DEM	8.500% due 2/23/05 (b)	782,397
5,400,000	DEM	11.250% due 4/10/06 (b)	1,098,537
1,000,000	DEM	11.750% due 5/20/11 (b)	201,909
1,706,250		4.889% due 8/3/12 (c)	1,592,182
8,800,000	DEM	12.000% due 9/19/16 (b)	1,709,750
17,424,401	ARS	Discount Bonds, 5.830% due 12/31/33 (c)	7,035,616
		GDP - Linked Securities:
57,059,503	ARS	0.000% due 12/15/35 (c)	1,207,510
3,200,000	EUR	0.000% due 12/15/35 (c)	291,838
2,705,000		0.000% due 12/15/35 (c)	208,961
		Medium-Term Notes:
6,000,000,000	ITL	7.000% due 3/18/04 (b)	1,200,613
3,000,000,000	ITL	5.000% due 7/13/04 (b)	579,528
1,000,000,000	ITL	7.625% due 8/11/07 (b)	195,489
625,000	DEM	8.000% due 10/30/09 (b)	119,050
2,705,000		Par Bonds, step bond to yield 9.183% due 12/31/38	1,091,468

		Total Argentina	18,513,349

Brazil — 18.9%
		Federative Republic of Brazil:
		Collective Action Securities:
34,512,000		8.000% due 1/15/18	38,705,208
3,980,000		8.750% due 2/4/25	4,835,700
16,797,065		DCB, Series L, 5.250% due 4/15/12 (c)	16,801,264
15,178,154		FLIRB, Series L, 5.188% due 4/15/09 (c)	15,187,640

		Total Brazil	75,529,812

Bulgaria — 1.6%
5,275,000		Republic of Bulgaria, 8.250% due 1/15/15 (d)	6,330,000

Chile — 1.4%
		Republic of Chile:
1,325,000		5.500% due 1/15/13	1,352,530
4,325,000		Collective Action Securities, 5.060% due 1/28/08 (c)	4,351,815

		Total Chile	5,704,345

China — 0.5%
2,125,000		People's Republic of China, Bonds, 4.750% due 10/29/13	2,081,322

Colombia — 5.0%
		Republic of Colombia:
550,000		8.125% due 5/21/24	644,325
12,425,000		10.375% due 1/28/33	18,140,500
875,000		Medium-Term Notes, 11.750% due 2/25/20	1,309,875

		Total Colombia	20,094,700

Ecuador — 1.3%
		Republic of Ecuador:
1,250,000		12.000% due 11/15/12 (d)	1,278,125
3,730,000		Step bond to yield 8.779% due 8/15/30 (d)	3,700,160

		Total Ecuador	4,978,285

See Notes to Schedule of Investments.

1

Salomon Brothers Emerging Markets Income Fund II Inc.

Schedule of Investments (unaudited) (continued)
February 28, 2006

Face
Amount†	Security(a)	Value

El Salvador — 1.9%
	Republic of El Salvador:
2,630,000	7.750% due 1/24/23 (d)	$2,981,763
3,975,000	8.250% due 4/10/32 (d)	4,670,625

	Total El Salvador	7,652,388

Malaysia — 2.8%
	Federation of Malaysia:
7,025,000	8.750% due 6/1/09	7,768,851
3,000,000	7.500% due 7/15/11	3,319,844

	Total Malaysia	11,088,695

Mexico — 13.9%
	United Mexican States:
1,185,000	11.375% due 9/15/16	1,743,728
	Medium-Term Notes:
4,935,000	8.300% due 8/15/31	6,477,187
	Series A:
730,000	6.375% due 1/16/13	770,150
22,900,000	6.625% due 3/3/15	24,857,950
16,700,000	8.000% due 9/24/22	20,708,000
925,000	Series XW, 10.375% due 2/17/09	1,055,656

	Total Mexico	55,612,671

Panama — 3.2%
	Republic of Panama:
5,195,000	8.875% due 9/30/27	6,532,712
6,089,000	6.700% due 1/26/36	6,210,780

	Total Panama	12,743,492

Peru — 6.0%
	Republic of Peru:
350,000	9.125% due 2/21/12	405,475
860,000	9.875% due 2/6/15	1,070,700
360,000	8.750% due 11/21/33	437,400
7,863,520	FLIRB, 5.000% due 3/7/17 (c)	7,666,932
	Global Bonds:
890,000	8.375% due 5/3/16	1,032,400
3,525,000	7.350% due 7/21/25	3,727,687
9,696,500	PDI, 5.000% due 3/7/17 (c)	9,502,570

	Total Peru	23,843,164

Philippines — 4.7%
	Republic of the Philippines:
15,500,000	8.250% due 1/15/14	16,817,500
1,100,000	8.000% due 1/15/16	1,182,445
600,000	Senior Notes, 9.500% due 2/2/30	719,250

	Total Philippines	18,719,195

Poland — 1.1%
4,300,000	Republic of Poland, 5.250% due 1/15/14	4,329,563

Russia — 4.8%
	Russian Federation:
3,000,000	8.250% due 3/31/10 (d)	3,174,375
4,175,000	11.000% due 7/24/18 (d)	6,179,000
1,950,000	12.750% due 6/24/28 (d)	3,612,375

See Notes to Schedule of Investments.

2

Salomon Brothers Emerging Markets Income Fund II Inc.

Schedule of Investments (unaudited) (continued)

February 28, 2006

Face
Amount†		Security(a)	Value

Russia (continued)
5,415,000		Step bond to yield 5.000% due 3/31/30 (d)	$6,118,950

		Total Russia	19,084,700

South Africa — 1.6%
5,975,000		Republic of South Africa, 6.500% due 6/2/14	6,460,469

Turkey — 7.1%
		Republic of Turkey:
2,500,000		7.250% due 3/15/15	2,678,125
1,625,000		7.000% due 6/5/20	1,687,969
3,200,000		11.875% due 1/15/30	5,080,000
		Collective Action Securities, Notes:
13,300,000		9.500% due 1/15/14	16,043,125
2,500,000		7.375% due 2/5/25	2,671,875

		Total Turkey	28,161,094

Ukraine — 1.6%
		Republic of Ukraine:
3,700,000		8.235% due 8/5/09 (c)(d)	3,996,000
2,040,000		7.650% due 6/11/13 (d)	2,203,200

		Total Ukraine	6,199,200

Uruguay — 1.1%
4,214,135		Republic of Uruguay, Benchmark Bonds, 7.875% due 1/15/33 (e)	4,530,195

Venezuela — 4.4%
		Bolivarian Republic of Venezuela:
800,000		5.375% due 8/7/10 (d)	783,000
7,751,000		8.500% due 10/8/14	8,836,140
2,225,000		7.650% due 4/21/25	2,428,031
		Collective Action Securities:
350,000		5.614% due 4/20/11 (c)(d)	353,413
3,500,000		10.750% due 9/19/13	4,425,750
850,000		Par Bonds, Series A, 6.750% due 3/31/20	851,275

		Total Venezuela	17,677,609

		TOTAL SOVEREIGN BONDS
		(Cost — $321,729,324)	349,334,248

CORPORATE BONDS & NOTES — 10.4%
Chile — 0.5%
1,900,000		Corporacion Nacional del Cobre-Codelco, Notes, 5.500% due 10/15/13 (d)	1,923,337

Mexico — 5.1%
		Pemex Project Funding Master Trust:
15,125,000		7.375% due 12/15/14	16,864,375
1,025,000		Guaranteed Bonds, 9.500% due 9/15/27	1,401,687
24,000,000	MXN	Telefonos de Mexico SA de CV, 8.750% due 1/31/16	2,330,128

		Total Mexico	20,596,190

Russia — 4.8%
14,650,000		Gaz Capital SA, 8.625% due 4/28/34 (d)	19,045,000

		TOTAL CORPORATE BONDS & NOTES
		(Cost — $40,064,099)	41,564,527

Warrants

WARRANTS — 0.3%
10,000		Bolivarian Republic of Venezuela, Expires 4/15/20*	320,000
		United Mexican States:

See Notes to Schedule of Investments.

3

Salomon Brothers Emerging Markets Income Fund II Inc.

Schedule of Investments (unaudited) (continued)
February 28, 2006

Warrant		Security (a)	Value

WARRANTS (continued)
81,000		Series XW05, Expires 11/9/06*	$287,550
64,750		Series XW10, Expires 10/10/06*	301,087
60,000		Series XW20, Expires 9/1/06*	480,000

		TOTAL WARRANTS
		(Cost — $913,625)	1,388,637

Contracts

PURCHASED OPTIONS — 0.1%
10,500,000	EUR	Argentina, Call @ $0.30, expires 8/15/06	219,058
10,000,000	EUR	Argentina, Call @ $0.30, expires 9/27/06	208,626

		TOTAL PURCHASED OPTIONS
		(Cost — $875,471)	427,684

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
		(Cost — $363,582,519)	392,715,096

Face
Amount

SHORT-TERM INVESTMENTS — 1.7%
Repurchase Agreements — 1.7%
$ 1,726,000		Interest in $598,216,000 joint tri-party repurchase agreement dated 2/28/06
		with Deutsche Bank Securities Inc., 4.560% due 3/1/06; Proceeds at
		maturity - $1,726,219; (Fully collateralized by various U.S. government
		agency obligations, 0.000% to 6.875% due 4/21/06 to 12/11/20; Market
		value - $1,760,522)	1,726,000

5,000,000		Interest in $597,866,000 joint tri-party repurchase agreement dated 2/28/06
		with Merrill Lynch, Pierce, Fenner & Smith Inc., 4.550% due 3/1/06;
		Proceeds at maturity - $5,000,632; (Fully collateralized by various U.S.
		Treasury Bills, 0.000% due 4/13/06 to 7/20/06; Market value -
		$5,100,032)	5,000,000

		TOTAL SHORT-TERM INVESTMENTS
		(Cost — $6,726,000)	6,726,000

		TOTAL INVESTMENTS — 100.0% (Cost — $370,308,519#)	$399,441,096

*	Non-income producing security.
†	Face amount denominated in U.S. dollars, unless otherwise noted.
(a)	All securities are segregated as collateral pursuant to a revolving credit facility and/or futures contracts.
(b)	Security is currently in default.
(c)	Variable rate security. Interest rate disclosed is that which is in effect at February 28, 2006.
(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.
(e)	Payment-in-kind security for which part of the income earned may be paid as additional principle.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ARS	- Argentine Peso
DCB	- Debt Conversion Bond
DEM	- German Mark
EUR	- Euro
FLIRB	- Front-Loaded Interest Reduction Bonds
GDP	- Gross Domestic Product
ITL	- Italian Lira
MXN	- Mexican Peso
PDI	- Past Due Interest

See Notes to Schedule of Investments.

4

Notes to Schedule of Investments (unaudited)

1.  Organization and Significant Accounting Policies

The Salomon Brothers Emerging Markets Income Fund II Inc. (the “Fund”) was incorporated in Maryland and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act").

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the bid and asked prices as of the close of business of that market. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund's policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Financial Futures Contracts. The Fund may enter into financial futures contracts typically to hedge a portion of the portfolio. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Credit and Market Risk. The Fund invests in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit and market risk. The Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investment in non-dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(e) Security Transactions. Security transactions are accounted for on a trade date basis.

(f) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

2.  Investments

At February 28, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$30,765,969
Gross unrealized depreciation	(1,633,392)

Net unrealized appreciation	$29,132,577

At February 28, 2006, the Fund had the following open futures contracts:

	Number of	Expiration	Basis	Market	Unrealized
	Contracts	Date	Value	Value	Gain

Contracts to Sell:
U.S. Treasury 10 Year Note	500	3/06	$54,209,053	$54,000,000	$209,053

3.  Loan

At February 28, 2006, the Fund had a $30,000,000 loan available pursuant to a revolving credit and security agreement, of which the Fund had $30,000,000 outstanding with CHARTA, LLC (as successor by assignment to CXC, LLC) (the "Lender''). The loan generally bears interest at a variable rate based on the weighted average interest rates of the commercial paper or LIBOR, plus any applicable margin. Securities held by the Fund are subject to a lien, granted to the lenders, to the extent of the borrowing outstanding and any additional expenses.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Salomon Brothers Emerging Markets Income Fund II Inc.

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date	April 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date	April 28, 2006

By	/s/ Frances M. Guggino

Frances M. Guggino
Chief Financial Officer

Date	April 28, 2006